Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($) segment
Segment Reporting
Number of operating segments | segment	2	2	2
Number of reportable segments | segment	2	2	2
Net revenues
Total net revenues	$ 2,267,870	$ 2,411,516	$ 2,619,051
Cost of revenues	(1,454,842)	(1,559,388)	(1,781,150)
Gross profit	813,028	852,128	837,901
Operating expenses
Research and development expenses	(295,503)	(261,807)	(279,781)
Sales and marketing expenses	(369,577)	(400,435)	(468,407)
General and administrative expenses	(122,661)	(141,826)	(221,731)
Goodwill impairment	0	(14,830)	0
Total operating expenses	(787,741)	(818,898)	(969,919)
Gain on disposal of business	(6,177)	0	4,959
Loss on deconsolidation and disposal of subsidiares	(6,177)
Other income	9,705	17,505	20,376
Operating (loss) income	28,815	50,735	(106,683)
Interest expense	(10,420)	(12,770)	(14,475)
Interest income and investment income	185,212	93,148	91,233
Foreign currency exchange gain (losses), net	(2,906)	11,666	(13,377)
Gain on disposal and deemed disposal of investments	74,851	4,113	(23,762)
(Loss) gain on fair value changes of investment	12,425	424,304	(15,435)
(Loss) gain on extinguishment of debt and derivative	0	63,378	5,291
Other non-operating expenses	0	0	(381)
Income (loss) before income tax expenses	287,977	634,574	(77,589)
Income tax expenses	(18,856)	(34,575)	(25,745)
Income before share of income in equity method investments, net of income taxes	269,121	599,999	(103,334)
Share of income (loss) in equity method investments, net of income taxes	3,297	(498,431)	(26,217)
Net income (loss)	272,418	101,568	(129,551)
Share-based compensation	31,979	44,096	33,382
Cost of revenues
Operating expenses
Share-based compensation	3,575	8,185	8,089
Research and development expenses
Operating expenses
Share-based compensation	19,415	25,170	24,053
Sales and marketing expenses
Operating expenses
Share-based compensation	797	777	1,285
General and administrative expenses
Operating expenses
Share-based compensation	8,192	9,964	(45)
Live streaming
Net revenues
Total net revenues	1,979,371	2,225,518	2,476,790
Others
Net revenues
Total net revenues	288,499	185,998	142,261
Bigo
Net revenues
Total net revenues	1,924,320	1,997,021	2,323,758
Cost of revenues	(1,189,500)	(1,249,361)	(1,539,188)
Gross profit	734,820	747,660	784,570
Operating expenses
Research and development expenses	(163,634)	(168,148)	(204,597)
Sales and marketing expenses	(295,395)	(311,545)	(402,476)
General and administrative expenses	(52,906)	(60,843)	(56,827)
Goodwill impairment		0
Total operating expenses	(511,935)	(540,536)	(663,900)
Gain on disposal of business			0
Loss on deconsolidation and disposal of subsidiares	0
Other income	7,240	12,944	6,929
Operating (loss) income	230,125	220,068	127,599
Interest expense	(6,761)	(4,458)	(3,460)
Interest income and investment income	43,518	9,592	1,316
Foreign currency exchange gain (losses), net	(174)	13,120	(12,444)
Gain on disposal and deemed disposal of investments	0	0	0
(Loss) gain on fair value changes of investment	(400)	1,979	0
(Loss) gain on extinguishment of debt and derivative		0	(52)
Other non-operating expenses			0
Income (loss) before income tax expenses	266,308	240,301	112,959
Income tax expenses	(17,007)	(14,433)	(9,153)
Income before share of income in equity method investments, net of income taxes	249,301	225,868	103,806
Share of income (loss) in equity method investments, net of income taxes	0	0	0
Net income (loss)	249,301	225,868	103,806
Bigo | Cost of revenues
Operating expenses
Share-based compensation	1,958	3,341	5,974
Bigo | Research and development expenses
Operating expenses
Share-based compensation	8,967	14,012	17,179
Bigo | Sales and marketing expenses
Operating expenses
Share-based compensation	341	234	654
Bigo | General and administrative expenses
Operating expenses
Share-based compensation	1,829	4,416	(5,297)
Bigo | Live streaming
Net revenues
Total net revenues	1,819,484	1,905,045	2,231,366
Bigo | Others
Net revenues
Total net revenues	104,836	91,976	92,392
All other
Net revenues
Total net revenues	344,889	414,740	295,360
Cost of revenues	(265,662)	(310,272)	(242,029)
Gross profit	79,227	104,468	53,331
Operating expenses
Research and development expenses	(132,635)	(93,659)	(75,184)
Sales and marketing expenses	(74,260)	(88,890)	(65,931)
General and administrative expenses	(69,930)	(80,983)	(164,904)
Goodwill impairment		(14,830)
Total operating expenses	(276,825)	(278,362)	(306,019)
Gain on disposal of business			4,959
Loss on deconsolidation and disposal of subsidiares	(6,177)
Other income	2,465	4,561	13,447
Operating (loss) income	(201,310)	(169,333)	(234,282)
Interest expense	(8,759)	(11,922)	(13,468)
Interest income and investment income	146,794	87,166	92,370
Foreign currency exchange gain (losses), net	(2,732)	(1,454)	(933)
Gain on disposal and deemed disposal of investments	74,851	4,113	(23,762)
(Loss) gain on fair value changes of investment	12,825	422,325	(15,435)
(Loss) gain on extinguishment of debt and derivative		63,378	5,343
Other non-operating expenses			(381)
Income (loss) before income tax expenses	21,669	394,273	(190,548)
Income tax expenses	(1,849)	(20,142)	(16,592)
Income before share of income in equity method investments, net of income taxes	19,820	374,131	(207,140)
Share of income (loss) in equity method investments, net of income taxes	3,297	(498,431)	(26,217)
Net income (loss)	23,117	(124,300)	(233,357)
All other | Cost of revenues
Operating expenses
Share-based compensation	1,617	4,844	2,115
All other | Research and development expenses
Operating expenses
Share-based compensation	10,448	11,158	6,874
All other | Sales and marketing expenses
Operating expenses
Share-based compensation	456	543	631
All other | General and administrative expenses
Operating expenses
Share-based compensation	6,363	5,548	5,252
All other | Live streaming
Net revenues
Total net revenues	159,887	320,473	245,424
All other | Others
Net revenues
Total net revenues	185,002	94,267	49,936
Elimination
Net revenues
Total net revenues	(1,339)	(245)	(67)
Cost of revenues	320	245	67
Gross profit	(1,019)	0	0
Operating expenses
Research and development expenses	766	0	0
Sales and marketing expenses	78	0	0
General and administrative expenses	175	0	0
Goodwill impairment		0
Total operating expenses	1,019	0	0
Gain on disposal of business			0
Loss on deconsolidation and disposal of subsidiares	0
Other income	0	0	0
Operating (loss) income	0	0	0
Interest expense	5,100	3,610	2,453
Interest income and investment income	(5,100)	(3,610)	(2,453)
Foreign currency exchange gain (losses), net	0	0	0
Gain on disposal and deemed disposal of investments	0	0	0
(Loss) gain on fair value changes of investment	0	0	0
(Loss) gain on extinguishment of debt and derivative		0	0
Other non-operating expenses			0
Income (loss) before income tax expenses	0	0	0
Income tax expenses	0	0	0
Income before share of income in equity method investments, net of income taxes	0	0	0
Share of income (loss) in equity method investments, net of income taxes	0	0	0
Net income (loss)	0	0	0
Elimination | Live streaming
Net revenues
Total net revenues	0	0	0
Elimination | Others
Net revenues
Total net revenues	$ (1,339)	$ (245)	$ (67)